Share-based Compensation (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2011 employee	Dec. 31, 2010 employee	Dec. 31, 2009 employee	Dec. 31, 2007 employee
Share-based Compensation
Number of preceding years considered for estimating forfeiture	5 years
Share-based compensation cost
Effect on net income	122,032,000	102,406,000	31,385,000
Youdao Information and Youdao Computer
Share-based compensation cost
Effect on net income		30,000	35,000
Number of key employees of Youdao Computer and Youdao Information to whom awards were granted	4	4	4	4
Cost of revenues
Share-based compensation cost
Effect on net income	57,318,000	37,342,000	9,021,000
Selling and marketing expenses
Share-based compensation cost
Effect on net income	11,357,000	8,123,000	2,323,000
General and administrative expenses
Share-based compensation cost
Effect on net income	17,897,000	31,580,000	9,861,000
Research and development expenses
Share-based compensation cost
Effect on net income	35,460,000	25,361,000	10,180,000